Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Highlights [Line Items]
Units (in shares)	19,952,161	20,921,375
Net Assets	$ 114,589,520	$ 112,083,448	$ 106,651,649	$ 100,673,266
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 33,878,000	$ 30,945,000	$ 25,788,000	$ 23,442,000	$ 24,688,000
Units
Financial Highlights [Line Items]
Units (in shares)	19,952,000	20,921,000	21,798,000	22,591,000	23,400,000
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 80,712,000	$ 81,138,000	$ 80,863,000	$ 77,231,000	$ 75,103,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	3.10%	3.51%	3.16%	3.68%	5.04%
Minimum | Units
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 3.30531	$ 3.19050	$ 3.07375	$ 2.85193	$ 2.69505
Minimum | Expense Ratio
Financial Highlights [Line Items]
Expense Ratio	0.35%	0.35%	0.35%	0.35%	0.35%
Minimum | Total Return
Financial Highlights [Line Items]
Total Return	3.60%	3.80%	7.78%	5.82%	8.19%
Maximum | Units
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 4.36813	$ 4.17877	$ 3.99015	$ 3.66932	$ 3.43650
Maximum | Expense Ratio
Financial Highlights [Line Items]
Expense Ratio	1.25%	1.25%	1.25%	1.25%	1.25%
Maximum | Total Return
Financial Highlights [Line Items]
Total Return	4.53%	4.73%	8.74%	6.77%	9.17%